SIMPSON THACHER & BARTLETT LLP

A LIMITED LIABILITY PARTNERSHIP

CITYPOINT

ONE ROPEMAKER STREET

LONDON, EC2Y 9HU

+44 (0)20 7275 6500

FACSIMILE +44 (0)20 7275 6502

August 5, 2010

VIA EDGAR AND FEDERAL EXPRESS

Ms. Mary Beth Breslin

Division of Corporation Finance

Securities and Exchange Commission

100 F Street NE, Mail Stop 3030

Washington, D.C. 20549

U.S.A.

RE:	NXP Semiconductors N.V. Amendment No. 8 to Registration Statement on Form F-1 (File No. 333-166128), Filed on August 4, 2010

Ladies and Gentlemen:

On behalf of NXP Semiconductors N.V. (the “Company”), we hereby submit for your review Amendment No. 9 (“Amendment No. 9”) to the above-referenced registration statement (the “Registration Statement”) of the Company, originally filed with the Securities and Exchange Commission on April 16, 2010, pursuant to the Securities Act of 1933, as amended. An electronic version of Amendment No. 9 has been concurrently filed with the Commission through the Commission’s electronic data gathering, analysis and retrieval (“EDGAR”) system. We have enclosed four copies of Amendment No. 9.

Amendment No. 9 is being filed to bring current the disclosure under the Recent Developments section of the Registration Statement in response to the discussion we had with you with regard to the Company’s 2010 second quarter results. In addition, the executed version of Exhibit 5.1 to the Registration Statement is being filed.

Should you have any questions regarding this, please do not hesitate to contact Nicholas J. Shaw at +44-(0)20-7275-6558, Gil J. Strauss at +44-(0)20-7275-6516 or Wim De Vlieger at +44-(0)20-7275-6154 of Simpson Thacher & Bartlett LLP.

Very truly yours,
/s/ Nicholas J. Shaw
Nicholas J. Shaw

Enclosures

Cc:	Gabriel Eckstein
Kevin Kuhar
Jay Webb